Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information

1.               Basis of Presentation and General Information:

Star Bulk Carriers Corp. (“Star Bulk”) is a global shipping company providing worldwide seaborne transportation solutions in the dry bulk sector. Star Bulk was incorporated in the Marshall Islands on December 13, 2006 and maintains offices in Athens, New York, Connecticut (Stamford) and Singapore. Star Bulk’s common shares trade on the NASDAQ Global Select Market under the ticker symbol “SBLK”.

The unaudited interim condensed consolidated financial statements include the accounts of Star Bulk and its wholly owned subsidiaries (collectively, the “Company”) and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for annual financial statements.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements for the year ended December 31, 2024 and, in the opinion of management, reflect all normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2025 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2025.

The unaudited interim condensed consolidated financial statements presented in this report should be read in conjunction with the annual consolidated financial statements for the year ended December 31, 2024 included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024 (the “2024 Annual Report”). The balance sheet as of December 31, 2024 has been derived from the audited consolidated financial statements as of that date, but, pursuant to the requirements for interim financial information, does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

Unless otherwise defined herein, capitalized words and expressions used herein shall have the same meanings ascribed to them in the 2024 Annual Report.

As of June 30, 2025, the Company owned a modern fleet of 145 dry bulk vessels (one of which was classified as held for sale, please refer to Note 5) consisting of Newcastlemax, Capesize, Mini Capesize, Post Panamax, Kamsarmax, Panamax, Ultramax and Supramax vessels with a carrying capacity between 55,569 deadweight tonnage (“dwt”) and 209,537 dwt, and a combined carrying capacity of 14.3 million dwt and an average age of 12.4 years. Also, the Company has entered into firm shipbuilding contracts for the construction of five 82,000 dwt Kamsarmax newbuilding vessels with expected deliveries between January 2026 and September 2026. In addition, through certain of its subsidiaries, the Company charters-in a number of third-party vessels on a short-term basis and, as of June 30, 2025, charters-in eight vessels on a long-term basis to increase its operating capacity in order to satisfy its clients’ needs.

1.       Basis of Presentation and General Information - continued:

Eagle Merger

On April 9, 2024 (the “Effective Time”), the Company completed the merger with Eagle Bulk Shipping Inc. (“Eagle”) in an all-stock transaction (the “Eagle Merger”), following Eagle shareholders’ approval and receipt of applicable regulatory approvals and satisfaction of customary closing conditions. Eagle common stock has ceased trading and is no longer listed on the New York Stock Exchange.

At the Effective Time, each share of Eagle common stock issued and outstanding immediately prior to the Effective Time was cancelled in exchange for the right to receive 2.6211 shares of Star Bulk common stock, which resulted in the issuance of 28,082,319 shares of Star Bulk common stock. In addition, at the time of the Eagle Merger’s completion, 1,341,584 shares of Star Bulk common stock were issued in exchange for the 511,840 loaned shares of Eagle common stock (the “Eagle loaned shares”) outstanding in connection with Eagle’s 5.00% Convertible Senior Notes due 2024 (the “Convertible Notes”). Upon the maturity date of the Convertible Notes on August 1, 2024, the issued 1,341,584 shares of Star Bulk common stock were cancelled upon return and 5,971,284 shares of Star Bulk common stock were issued for settlement of such Convertible Notes.

The results of operations of Eagle have been reflected in the Company’s consolidated income statement since the Effective Time. As a result, financial information of Eagle since April 9, 2024 is included in the unaudited interim condensed consolidated income statement for the six months ended June 30, 2024.

The following unaudited supplemental pro forma consolidated financial information reflects the results of operations for the six-month period ended June 30, 2024, as if the Eagle Merger had been consummated on January 1, 2023. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the Eagle Merger actually taken place on January 1, 2023. In addition, these results are not intended to be a projection of future results and do not reflect any synergies that might be achieved from the combined operations:

Six-month period ended
June 30, 2024

Pro forma voyage revenues	$715,663
Pro forma operating income	208,089
Pro forma net income	164,118
Pro forma income per share, basic	1.47
Pro forma income per share, diluted	$1.44